Note Popular, Inc. (Holding company only) financial information (Statement of Operations) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Income Loss From Equity Method Investments	$ 24,373	$ 39,578	$ 42,873
Expenses
Provision (reversal) for loan losses	241,478	263,369	602,563
Income tax expense	(495,172)	58,279	(251,327)
Equity in undistributed earnings of subsidiaries	0	0	0
Net income (loss)	895,344	(313,490)	599,327
Comprehensive (loss) income, net of tax	868,330	(354,617)	513,450
Continuing Operations
Revenues
Dividends from subsidiaries	0		0
Gain on sale and valuation adjustment of investment securities	141	(870)	7,966
Trading account (loss) profit	(4,723)	4,358	(13,483)
Expenses
Interest expense	194,031	688,471	303,366
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	398,825	(132,231)	307,491
Income tax expense	(495,172)	58,279	(251,327)
Income (loss) before equity in undistributed earnings of subdidiaries	893,997	(190,510)	558,818
Equity in undistributed earnings of subsidiaries	0	0	0
Income (loss) from continuing operations	893,997	(190,510)	558,818
Continuing Operations | Non Covered Under Loss Sharing Agreements with FDIC
Expenses
Provision (reversal) for loan losses	217,458	223,999	536,710
Discontinued Operations
Expenses
Provision (reversal) for loan losses	0	(6,764)
Equity in undistributed earnings (losses) of discontinued operatins	0	0	0
Popular, Inc. Holding Co.
Revenues
Income Loss From Equity Method Investments	13,710	12,291	17,308
Expenses
Provision (reversal) for loan losses	35	(200)	398
Equity in undistributed earnings of subsidiaries	890,165	171,998	196,886
Net income (loss)	895,344	(313,490)	599,327
Comprehensive (loss) income, net of tax	868,330	(354,617)	513,450
Popular, Inc. Holding Co. | Continuing Operations
Revenues
Dividends from subsidiaries	41,350	0	37,000
Interest income	1,332	1,931	17,793
Income Loss From Equity Method Investments	13,710	12,291	17,308
Other operating income	0	0	425,968
Gain on sale and valuation adjustment of investment securities	0	0	7,966
Trading account (loss) profit	(187)	(40)	161
Revenues, Total	56,205	14,182	506,196
Expenses
Interest expense	52,470	492,657	101,245
Operating expenses, net of reimbursement by subsidiaries for services provided by parent	(1,293)	1,633	700
Total Expenses	51,212	494,090	102,343
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	4,993	(479,908)	403,853
Income tax expense	(186)	5,580	1,412
Income (loss) before equity in undistributed earnings of subdidiaries	5,179	(485,488)	402,441
Equity in undistributed earnings of subsidiaries	888,818	294,978	156,377
Income (loss) from continuing operations	893,997	(190,510)	558,818
Popular, Inc. Holding Co. | Continuing Operations | Non Covered Under Loss Sharing Agreements with FDIC
Expenses
Provision (reversal) for loan losses	35	(200)	398
Popular, Inc. Holding Co. | Discontinued Operations
Expenses
Equity in undistributed earnings (losses) of discontinued operatins	$ 1,347	$ (122,980)	$ 40,509